Employee Benefit Plans (Transactions Under the Restricted Stock Plan) (Details) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested restricted stock: shares	93,684
Granted: shares	29,500	68,500
Vested: shares	(29,209)
Forfeited: shares	(3,000)
Nonvested restricted stock: shares	90,975	93,684
Nonvested restricted stock: Average Grant Date Fair Value	$ 6.06
Granted: Average Grant Date Fair Value	$ 6.07	$ 6.49
Vested: Average Grant Date Fair Value	$ 5.90
Forfeited: Average Grant Date Fair Value	$ 6.15
Nonvested restricted stock: Average Grant Date Fair Value	$ 6.10	$ 6.06